34 Financial results	12 Months Ended
Dec. 31, 2019
Financial Results
Financial results
34	Financial results

	2019	2018	2017
Financial income
Interest income	708,542	530,007	512,051
Other	142,012	59,045	91,579
	850,554	589,052	603,630

Financial expenses
Interest expenses	(2,191,765)	(2,084,780)	(2,219,503)
Monetary variations on fiscal debts	(232,612)	(33,429)	(191,101)
Discounts granted	(80,404)	(141,223)	(137,389)
Loans transaction costs - amortization	(465,000)	(89,982)	(64,771)
Adjustment to present value - appropriation	(348,930)	(296,065)	(284,992)
Interest expense on leases	(137,903)
Other	(426,171)	(362,072)	(849,461)
	(3,882,785)	(3,007,551)	(3,747,217)

Exchange rate variations, net
On financial assets	(31,137)	1,268,741	216,381
On financial liabilities	(1,693,383)	(3,525,724)	(1,015,143)
	(1,724,520)	(2,256,983)	(798,762)

Total	(4,756,751)	(4,675,482)	(3,942,349)